Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Hoya Intermediate, LLC [Member]
Loss Contingencies [Line Items]
Summary Of Our Future Minimum Cash Obligations
Our future minimum cash obligations as of December 31, 2020, were as follows (in thousands):

	2021	2022	2023	2024	2025	There- after	Total
Operating Leases	$2,077	$1,990	$1,493	$1,523	$1,422	$—	$8,505
Purchase obligations	3,346	2,903	1,114	—	—	—	7,363

Total	$5,423	$4,893	$2,607	$1,523	$1,422	$—	$15,868